Related Party Transactions - Schedule of dues payables to related party (Detail) - Related Party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction
Vessels	$ 635	$ 1,400	$ 1,974
Drydocking supervision fee | KNOT Management
Related Party Transaction
Vessels	135	156	134
Drydocking supervision fee | KOAS
Related Party Transaction
Vessels	(77)	96
Equipment purchased | KOAS
Related Party Transaction
Vessels	$ 577	$ 1,148	$ 1,840